Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000212225 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Genomics Immunology and Healthcare ETF
Class Name	iShares Genomics Immunology and Healthcare ETF
Trading Symbol	IDNA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Genomics Immunology and Healthcare ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Genomics Immunology and Healthcare ETF	$23	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	(7.83)%	3.58%	(3.31)%	(0.49)%
MSCI All Country World Index	7.37	20.72	11.04	11.58
NYSE® FactSet® Global Genomics and Immuno Biopharma Index	(7.66)	3.38	(3.13)	(0.35)

Performance Inception Date	Jun. 11, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 123,095,737
Holdings Count | Holding	54
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$123,095,737
Number of Portfolio Holdings	54
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Biotechnology	69.8%
Pharmaceuticals	27.5%
Life Sciences Tools & Services	2.0%
Chemicals	0.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	60.3%
United Kingdom	9.6%
France	5.5%
China	4.8%
Switzerland	4.7%
Germany	4.5%
Japan	4.4%
Denmark	3.9%
South Korea	1.3%
Canada	1.0%
(a)	Excludes money market funds.

C000236410 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Neuroscience and Healthcare ETF
Class Name	iShares Neuroscience and Healthcare ETF
Trading Symbol	IBRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Neuroscience and Healthcare ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Neuroscience and Healthcare ETF	$24	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	1.38%	2.16%	1.33%
MSCI All Country World Index	7.37	20.72	15.59
NYSE® FactSet® Global Neuro Biopharma and MedTech Index	1.54	2.30	1.48

Performance Inception Date	Aug. 24, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,894,848
Holdings Count | Holding	53
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,894,848
Number of Portfolio Holdings	53
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Biotechnology	63.1%
Pharmaceuticals	29.1%
Health Care Equipment & Supplies	7.5%
Life Sciences Tools & Services	0.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	81.5%
South Korea	4.5%
Netherlands	4.3%
Denmark	3.7%
Australia	2.3%
Sweden	1.7%
France	0.7%
China	0.6%
Japan	0.5%
Switzerland	0.2%
(a)	Excludes money market funds.

C000240517 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Breakthrough Environmental Solutions ETF
Class Name	iShares Breakthrough Environmental Solutions ETF
Trading Symbol	ETEC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Breakthrough Environmental Solutions ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Breakthrough Environmental Solutions ETF	$23	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	(7.15)%	(2.11)%	(10.82)%
MSCI All Country World Index	7.37	20.72	21.31
Morningstar® Global Emerging Green Technologies Select Index℠	(6.76)	(2.08)	(10.28)

Performance Inception Date	Mar. 28, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,085,637
Holdings Count | Holding	51
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,085,637
Number of Portfolio Holdings	51
Portfolio Turnover Rate	44%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	36.9%
Machinery	21.4%
Automobiles	15.4%
Electrical Equipment	14.9%
Automobile Components	5.5%
Chemicals	4.2%
Independent Power and Renewable Electricity Producers	0.8%
Electronic Equipment, Instruments & Components	0.5%
Commercial Services & Supplies	0.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	32.1%
China	30.1%
Japan	19.7%
Germany	4.6%
Finland	4.2%
Denmark	3.1%
Taiwan	2.5%
South Korea	2.2%
Thailand	0.8%
United Kingdom	0.7%
(a)	Excludes money market funds.

C000246989 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Energy Storage & Materials ETF
Class Name	iShares Energy Storage & Materials ETF
Trading Symbol	IBAT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Energy Storage & Materials ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Energy Storage & Materials ETF	$23	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Fund NAV	(7.25)%	(10.51)%
STOXX Global Total Market Index	6.53	15.37
STOXX Global Energy Storage and Materials Index	(6.67)	(9.93)

Performance Inception Date	Mar. 19, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,199,341
Holdings Count | Holding	65
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,199,341
Number of Portfolio Holdings	65
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Materials	42.8%
Industrials	36.9%
Information Technology	17.3%
Consumer Discretionary	3.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	27.2%
Japan	26.8%
South Korea	14.8%
France	9.9%
China	7.9%
Germany	6.6%
Switzerland	3.0%
Taiwan	2.8%
Norway	0.2%
Canada	0.2%
Other#	0.6%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000210492 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Future Cloud 5G and Tech ETF
Class Name	iShares Future Cloud 5G and Tech ETF
Trading Symbol	IDAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Future Cloud 5G and Tech ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future Cloud 5G and Tech ETF	$25	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	10.17%	22.79%	9.28%
MSCI All Country World Index	7.37	20.72	7.13
Morningstar® Global Digital Infrastructure & Connectivity Index℠	10.79	23.28	9.53

Performance Inception Date	Jun. 08, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 8,097,591
Holdings Count | Holding	52
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,097,591
Number of Portfolio Holdings	52
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	33.6%
Communications Equipment	13.4%
Technology Hardware, Storage & Peripherals	10.4%
Software	9.7%
Electronic Equipment, Instruments & Components	9.4%
Specialized REITs	6.9%
Diversified Telecommunication Services	6.6%
IT Services	4.2%
Chemicals	2.3%
Electrical Equipment	2.3%
Media	1.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	78.4%
Taiwan	3.5%
Finland	2.7%
Spain	2.4%
Germany	2.4%
Japan	2.4%
Sweden	2.3%
China	2.0%
Italy	1.2%
France	0.7%
Other#	2.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000210493 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Cybersecurity and Tech ETF
Class Name	iShares Cybersecurity and Tech ETF
Trading Symbol	IHAK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Cybersecurity and Tech ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Cybersecurity and Tech ETF	$25	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%	[6]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	8.68%	10.13%	12.93%	13.84%
MSCI All Country World Index	7.37	20.72	11.04	11.58
NYSE® FactSet® Global Cyber Security Index	9.15	10.56	13.03	13.99

Performance Inception Date	Jun. 11, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 964,702,490
Holdings Count | Holding	39
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$964,702,490
Number of Portfolio Holdings	39
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Software	63.9%
IT Services	12.6%
Professional Services	12.0%
Communications Equipment	11.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	69.0%
Israel	10.3%
Japan	5.2%
Taiwan	4.3%
Canada	3.2%
Denmark	2.2%
Germany	2.0%
Malaysia	1.3%
India	0.8%
South Korea	0.8%
Other#	0.9%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000179059 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI International Developed Markets ETF
Class Name	iShares Core MSCI International Developed Markets ETF
Trading Symbol	IDEV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core MSCI International Developed Markets ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI International Developed Markets ETF	$2	0.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[7]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	0.76%	10.01%	6.31%	6.56%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.81
MSCI World ex USA Investable Market Index	1.25	9.23	6.19	6.35

Performance Inception Date	Mar. 21, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 16,536,646,670
Holdings Count | Holding	2,234
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$16,536,646,670
Number of Portfolio Holdings	2,234
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.4%
Industrials	17.7%
Consumer Discretionary	10.6%
Health Care	10.5%
Information Technology	9.1%
Consumer Staples	7.2%
Materials	7.1%
Energy	5.0%
Communication Services	4.4%
Utilities	3.0%
Real Estate	3.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	21.7%
United Kingdom	13.1%
Canada	11.1%
France	9.2%
Switzerland	8.1%
Germany	7.7%
Australia	6.8%
Netherlands	3.7%
Sweden	3.5%
Italy	2.6%
Other#	12.5%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000205801 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Self-Driving EV and Tech ETF
Class Name	iShares Self-Driving EV and Tech ETF
Trading Symbol	IDRV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Self-Driving EV and Tech ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Self-Driving EV and Tech ETF	$25	0.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[8]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	3.04%	2.43%	3.89%	4.72%
MSCI All Country World Index	7.37	20.72	11.04	11.03
NYSE® FactSet® Global Autonomous Driving and Electric Vehicle Index	3.19	1.39	3.68	4.54

Performance Inception Date	Apr. 16, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 161,726,251
Holdings Count | Holding	52
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$161,726,251
Number of Portfolio Holdings	52
Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	67.5%
Materials	14.0%
Industrials	11.1%
Information Technology	7.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	30.2%
China	24.7%
South Korea	14.3%
Germany	11.2%
France	5.1%
Switzerland	3.8%
Chile	3.7%
Australia	2.5%
United Kingdom	1.4%
Japan	1.3%
Other#	1.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000152570 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Exponential Technologies ETF
Class Name	iShares Exponential Technologies ETF
Trading Symbol	XT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Exponential Technologies ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Exponential Technologies ETF	$24	0.46%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[9]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	5.18%	9.58%	8.63%	10.60%
MSCI All Country World Index	7.37	20.72	11.04	9.44
Morningstar® Exponential Technologies Index℠	5.70	10.01	9.09	10.96

Performance Inception Date	Mar. 19, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,276,726,576
Holdings Count | Holding	204
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,276,726,576
Number of Portfolio Holdings	204
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	54.7%
Health Care	15.9%
Industrials	6.1%
Utilities	5.0%
Financials	4.9%
Consumer Discretionary	4.6%
Communication Services	3.6%
Materials	3.3%
Real Estate	1.4%
Consumer Staples	0.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	54.6%
China	8.4%
Japan	5.9%
Taiwan	3.8%
Netherlands	3.0%
United Kingdom	2.6%
France	2.6%
Canada	2.6%
Australia	2.5%
Germany	2.2%
Other#	11.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000153270 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Equity Factor ETF
Class Name	iShares Global Equity Factor ETF
Trading Symbol	GLOF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Global Equity Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Equity Factor ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[10]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	6.24%	19.96%	10.59%	8.35%
S&P Global Broad Market Index	6.70	19.73	10.43	8.69
STOXX Global Equity Factor Index	6.12	19.39	10.71	8.51

Performance Inception Date	Apr. 28, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 109,986,393
Holdings Count | Holding	597
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$109,986,393
Number of Portfolio Holdings	597
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	26.3%
Financials	16.8%
Consumer Discretionary	13.7%
Health Care	9.6%
Industrials	8.0%
Consumer Staples	7.4%
Communication Services	7.1%
Energy	3.4%
Utilities	3.2%
Materials	2.9%
Real Estate	1.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	63.0%
Japan	6.2%
China	3.1%
United Kingdom	2.7%
Canada	2.6%
Switzerland	2.1%
Taiwan	1.9%
Australia	1.8%
France	1.8%
South Korea	1.8%
Other#	13.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000149148 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Intl Quality Factor ETF
Class Name	iShares MSCI Intl Quality Factor ETF
Trading Symbol	IQLT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Intl Quality Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Quality Factor ETF	$15	0.30%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[11]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(0.49)%	7.12%	6.70%	6.73%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI World ex USA Sector Neutral Quality Index	0.34	6.90	6.90	6.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 7,875,964,354
Holdings Count | Holding	307
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,875,964,354
Number of Portfolio Holdings	307
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	23.8%
Industrials	16.8%
Health Care	10.8%
Consumer Discretionary	10.6%
Information Technology	9.3%
Consumer Staples	7.7%
Materials	6.4%
Energy	5.2%
Communication Services	4.6%
Utilities	3.1%
Real Estate	1.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	17.9%
Switzerland	15.0%
Japan	13.0%
France	8.8%
Netherlands	7.3%
Canada	6.2%
Germany	6.1%
Australia	5.8%
Sweden	4.6%
Denmark	3.2%
Other#	12.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000149539 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI ACWI Low Carbon Target ETF
Class Name	iShares MSCI ACWI Low Carbon Target ETF
Trading Symbol	CRBN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI ACWI Low Carbon Target ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI Low Carbon Target ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[12]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	8.07%	22.40%	11.27%	10.10%
MSCI All Country World Index	7.37	20.72	11.04	9.77
MSCI ACWI Low Carbon Target Index	8.23	22.10	11.14	9.86

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 988,756,059
Holdings Count | Holding	990
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$988,756,059
Number of Portfolio Holdings	990
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	25.3%
Financials	19.4%
Consumer Discretionary	10.8%
Health Care	10.2%
Industrials	10.2%
Communication Services	9.6%
Consumer Staples	5.3%
Real Estate	2.9%
Utilities	2.2%
Energy	2.1%
Materials	2.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	66.0%
Japan	4.8%
China	3.2%
Canada	3.1%
United Kingdom	2.7%
France	2.2%
Taiwan	2.0%
Switzerland	1.9%
India	1.8%
Australia	1.5%
Other#	10.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000156614 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Intl Value Factor ETF
Class Name	iShares MSCI Intl Value Factor ETF
Trading Symbol	IVLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Intl Value Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Value Factor ETF	$16	0.31%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[13]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	0.84%	11.93%	7.57%	4.75%
MSCI ACWI ex USA Index	1.52	10.89	5.50	4.89
MSCI World ex USA Enhanced Value Index	1.25	11.23	7.81	4.89

Performance Inception Date	Jun. 16, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,854,657,301
Holdings Count | Holding	356
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,854,657,301
Number of Portfolio Holdings	356
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.8%
Industrials	16.5%
Health Care	11.7%
Consumer Discretionary	10.1%
Information Technology	8.6%
Consumer Staples	7.7%
Materials	6.5%
Energy	5.1%
Communication Services	4.2%
Utilities	3.0%
Real Estate	1.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	29.5%
United Kingdom	17.2%
France	11.7%
Germany	11.7%
Switzerland	4.8%
Italy	4.2%
Spain	3.5%
Netherlands	2.9%
Canada	2.9%
Hong Kong	2.0%
Other#	9.6%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000157303 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Currency Hedged MSCI ACWI ex U.S. ETF
Class Name	iShares Currency Hedged MSCI ACWI ex U.S. ETF
Trading Symbol	HAWX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI ACWI ex U.S. ETF	$2(a)	0.03%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 2	[14]
Expense Ratio, Percent	0.03%	[14],[15]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	5.45%	18.12%	9.50%	7.80%
MSCI ACWI ex USA Index	1.52	10.89	5.50	4.99
MSCI ACWI ex USA 100% Hedged to USD Index	5.41	18.04	9.47	7.90

Performance Inception Date	Jun. 29, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 246,082,867
Holdings Count | Holding	259
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$246,082,867
Number of Portfolio Holdings	259
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.8%
Short-term Investments	0.1%
Other assets less liabilities	0.1%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Financials	23.9%
Industrials	13.9%
Information Technology	13.5%
Consumer Discretionary	11.2%
Health Care	9.0%
Consumer Staples	6.7%
Materials	6.3%
Communication Services	6.0%
Energy	4.9%
Utilities	2.9%
Real Estate	1.7%
(a)	The underlying fund is iShares MSCI ACWI ex U.S. ETF.
(b)	Excludes money market funds.

C000157306 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Class Name	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Trading Symbol	HSCZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI EAFE Small-Cap ETF	$2(a)	0.03%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 2	[16]
Expense Ratio, Percent	0.03%	[16],[17]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	3.35%	15.12%	9.07%	8.81%
MSCI ACWI ex USA Index	1.52	10.89	5.50	4.99
MSCI EAFE Small Cap 100% Hedged to USD Index	3.72	15.48	9.22	9.05

Performance Inception Date	Jun. 29, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 158,486,524
Holdings Count | Holding	144
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$158,486,524
Number of Portfolio Holdings	144
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.8%
Short-term Investments	0.1%
Forward foreign currency exchange contracts, net cumulative depreciation	(0.3)%
Other assets less liabilities	0.4%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Industrials	23.4%
Consumer Discretionary	13.3%
Financials	13.1%
Real Estate	11.0%
Information Technology	9.2%
Materials	9.1%
Consumer Staples	5.7%
Health Care	5.7%
Communication Services	4.2%
Energy	3.0%
Utilities	2.3%
(a)	The underlying fund is iShares MSCI EAFE Small-Cap ETF.
(b)	Excludes money market funds.

C000154547 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Equity Factor ETF
Class Name	iShares International Equity Factor ETF
Trading Symbol	INTF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares International Equity Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Equity Factor ETF	$8	0.15%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[18]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	0.68%	10.20%	6.12%	5.01%
S&P Developed ex US Broad Market Index	0.38	8.46	5.86	4.70
STOXX International Equity Factor Index	1.26	9.51	6.17	5.11

Performance Inception Date	Apr. 28, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,274,199,207
Holdings Count | Holding	456
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,274,199,207
Number of Portfolio Holdings	456
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	23.7%
Industrials	15.9%
Consumer Discretionary	13.7%
Health Care	9.0%
Information Technology	8.6%
Consumer Staples	8.0%
Materials	5.6%
Energy	4.4%
Utilities	4.2%
Communication Services	3.7%
Real Estate	3.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	24.1%
United Kingdom	12.5%
Switzerland	8.7%
France	8.5%
Australia	7.1%
Canada	6.5%
Germany	6.4%
Netherlands	4.6%
Italy	4.0%
Denmark	3.0%
Other#	14.6%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000154548 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Small-Cap Equity Factor ETF
Class Name	iShares International Small-Cap Equity Factor ETF
Trading Symbol	ISCF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares International Small-Cap Equity Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Small-Cap Equity Factor ETF	$12	0.23%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[19]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	0.02%	9.45%	4.83%	5.93%
S&P Developed ex US Broad Market Index	0.38	8.46	5.86	4.70
STOXX International Small-Cap Equity Factor Index	0.86	9.08	5.13	6.21

Performance Inception Date	Apr. 28, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 543,275,834
Holdings Count | Holding	1,069
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$543,275,834
Number of Portfolio Holdings	1,069
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	19.6%
Consumer Discretionary	15.6%
Financials	14.1%
Information Technology	10.8%
Real Estate	10.0%
Materials	9.3%
Health Care	4.8%
Communication Services	4.4%
Energy	4.1%
Consumer Staples	3.8%
Utilities	3.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	25.2%
United Kingdom	13.8%
Canada	9.9%
Australia	7.2%
Switzerland	6.2%
Germany	5.5%
France	5.5%
Sweden	3.8%
Italy	3.7%
Netherlands	2.8%
Other#	16.4%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000082529 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Europe Financials ETF
Class Name	iShares MSCI Europe Financials ETF
Trading Symbol	EUFN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Europe Financials ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Europe Financials ETF	$26	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[20]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	10.31%	29.04%	10.83%	5.98%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI Europe Financials Index	11.21	28.66	10.94	6.13

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,005,797,513
Holdings Count | Holding	86
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,005,797,513
Number of Portfolio Holdings	86
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Banks	47.9%
Insurance	28.0%
Capital Markets	17.7%
Financial Services	6.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	24.8%
Switzerland	14.9%
Germany	14.1%
Italy	9.3%
France	8.8%
Spain	8.0%
Netherlands	6.2%
Sweden	5.8%
Finland	2.5%
Belgium	1.5%
Other#	4.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000099140 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE Min Vol Factor ETF
Class Name	iShares MSCI EAFE Min Vol Factor ETF
Trading Symbol	EFAV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE Min Vol Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Min Vol Factor ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[21]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	0.61%	9.19%	2.09%	4.26%
MSCI All Country World Index	7.37	20.72	11.04	9.77
MSCI EAFE Minimum Volatility (USD) Index	1.02	8.66	2.09	4.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 5,017,328,972
Holdings Count | Holding	241
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,017,328,972
Number of Portfolio Holdings	241
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	17.6%
Health Care	16.7%
Industrials	15.0%
Consumer Staples	12.7%
Communication Services	9.9%
Utilities	8.2%
Information Technology	5.6%
Consumer Discretionary	5.6%
Energy	4.6%
Real Estate	2.2%
Materials	1.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	25.5%
Switzerland	12.6%
United Kingdom	9.8%
France	7.4%
Hong Kong	5.9%
Germany	5.8%
Singapore	5.1%
Netherlands	5.0%
Spain	4.5%
Italy	3.3%
Other#	15.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000133231 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Currency Hedged MSCI EAFE ETF
Class Name	iShares Currency Hedged MSCI EAFE ETF
Trading Symbol	HEFA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Currency Hedged MSCI EAFE ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI EAFE ETF	$2(a)	0.03%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 2	[22]
Expense Ratio, Percent	0.03%	[22],[23]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	5.01%	16.49%	11.17%	9.08%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI EAFE® 100% Hedged to USD Index	5.59	16.65	11.16	9.21

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 5,917,131,978
Holdings Count | Holding	179
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,917,131,978
Number of Portfolio Holdings	179
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.8%
Short-term Investments	1.2%
Other assets less liabilities	(1.0)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Financials	22.3%
Industrials	17.6%
Health Care	12.7%
Consumer Discretionary	11.2%
Information Technology	8.9%
Consumer Staples	7.9%
Materials	6.0%
Communication Services	4.9%
Energy	3.5%
Utilities	3.1%
Real Estate	1.9%
(a)	The underlying fund is iShares MSCI EAFE ETF.
(b)	Excludes money market funds.

C000119715 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI EAFE ETF
Class Name	iShares Core MSCI EAFE ETF
Trading Symbol	IEFA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core MSCI EAFE ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI EAFE ETF	$4	0.07%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[24]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(0.03)%	9.11%	5.95%	5.83%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI EAFE IMI Index	0.55	8.44	5.86	5.69

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 123,363,376,671
Holdings Count | Holding	2,685
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$123,363,376,671
Number of Portfolio Holdings	2,685
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	21.0%
Industrials	18.4%
Health Care	11.8%
Consumer Discretionary	11.5%
Information Technology	8.9%
Consumer Staples	7.6%
Materials	6.4%
Communication Services	4.8%
Energy	3.4%
Real Estate	3.2%
Utilities	3.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	24.3%
United Kingdom	14.7%
France	10.3%
Switzerland	9.1%
Germany	8.8%
Australia	7.7%
Netherlands	4.2%
Sweden	4.0%
Italy	2.9%
Spain	2.7%
Other#	11.3%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000119716 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI Total International Stock ETF
Class Name	iShares Core MSCI Total International Stock ETF
Trading Symbol	IXUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core MSCI Total International Stock ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Total International Stock ETF	$4	0.07%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[25]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	0.63%	10.84%	5.49%	5.41%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI ACWI ex USA IMI	1.05	10.28	5.46	5.31

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 38,692,468,605
Holdings Count | Holding	4,332
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$38,692,468,605
Number of Portfolio Holdings	4,332
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.3%
Industrials	14.9%
Information Technology	13.2%
Consumer Discretionary	11.3%
Health Care	8.7%
Materials	7.0%
Consumer Staples	6.5%
Communication Services	5.7%
Energy	4.7%
Utilities	2.9%
Real Estate	2.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	15.3%
United Kingdom	9.3%
Canada	7.9%
China	7.4%
France	6.5%
India	5.8%
Taiwan	5.7%
Switzerland	5.7%
Germany	5.5%
Australia	4.8%
Other#	26.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000140338 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI Pacific ETF
Class Name	iShares Core MSCI Pacific ETF
Trading Symbol	IPAC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core MSCI Pacific ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Pacific ETF	$5	0.09%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[26]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(0.25)%	8.05%	4.65%	5.62%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI Pacific IMI	0.28	7.18	4.71	5.62

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,979,883,455
Holdings Count | Holding	1,413
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,979,883,455
Number of Portfolio Holdings	1,413
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	21.9%
Industrials	19.2%
Consumer Discretionary	14.6%
Information Technology	9.9%
Materials	7.5%
Health Care	7.0%
Communication Services	6.1%
Real Estate	5.7%
Consumer Staples	4.9%
Utilities	1.8%
Energy	1.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	68.0%
Australia	21.4%
Hong Kong	5.1%
Singapore	4.8%
New Zealand	0.7%
(a)	Excludes money market funds.

C000140337 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI Europe ETF
Class Name	iShares Core MSCI Europe ETF
Trading Symbol	IEUR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core MSCI Europe ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Europe ETF	$5	0.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[27]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(0.38)%	9.22%	6.58%	5.89%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI Europe IMI	0.22	8.63	6.45	5.71

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,134,705,764
Holdings Count | Holding	998
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,134,705,764
Number of Portfolio Holdings	998
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	20.4%
Industrials	18.2%
Health Care	14.5%
Consumer Discretionary	9.9%
Consumer Staples	9.2%
Information Technology	7.8%
Materials	5.9%
Energy	4.6%
Communication Services	4.1%
Utilities	3.7%
Real Estate	1.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	23.5%
France	16.4%
Switzerland	14.5%
Germany	13.9%
Netherlands	6.7%
Sweden	6.3%
Italy	4.6%
Spain	4.2%
Denmark	4.1%
Finland	1.6%
Other#	4.2%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000148919 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI China A ETF
Class Name	iShares MSCI China A ETF
Trading Symbol	CNYA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI China A ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China A ETF	$32	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[28]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	9.35%	18.61%	0.72%	3.74%
MSCI Emerging Markets Index	1.50	14.75	3.04	6.08
MSCI China A Inclusion Index	9.91	19.26	1.08	3.22

Performance Inception Date	Jun. 13, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 263,078,947
Holdings Count | Holding	421
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$263,078,947
Number of Portfolio Holdings	421
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	23.3%
Information Technology	16.7%
Industrials	15.7%
Consumer Staples	11.3%
Materials	9.4%
Consumer Discretionary	7.1%
Health Care	6.2%
Utilities	4.7%
Energy	3.4%
Communication Services	1.1%
Real Estate	1.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Kweichow Moutai Co. Ltd., Class A	4.8%
Contemporary Amperex Technology Co. Ltd., Class A	3.0%
China Merchants Bank Co. Ltd., Class A	2.2%
China Yangtze Power Co. Ltd., Class A	1.9%
Ping An Insurance Group Co. of China Ltd., Class A	1.4%
BYD Co. Ltd., Class A	1.3%
Wuliangye Yibin Co. Ltd., Class A	1.3%
Agricultural Bank of China Ltd., Class A	1.2%
Industrial & Commercial Bank of China Ltd., Class A	1.1%
Industrial Bank Co. Ltd., Class A	1.1%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Kweichow Moutai Co. Ltd., Class A	4.8%
Contemporary Amperex Technology Co. Ltd., Class A	3.0%
China Merchants Bank Co. Ltd., Class A	2.2%
China Yangtze Power Co. Ltd., Class A	1.9%
Ping An Insurance Group Co. of China Ltd., Class A	1.4%
BYD Co. Ltd., Class A	1.3%
Wuliangye Yibin Co. Ltd., Class A	1.3%
Agricultural Bank of China Ltd., Class A	1.2%
Industrial & Commercial Bank of China Ltd., Class A	1.1%
Industrial Bank Co. Ltd., Class A	1.1%
(a)	Excludes money market funds.

C000149147 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Intl Momentum Factor ETF
Class Name	iShares MSCI Intl Momentum Factor ETF
Trading Symbol	IMTM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Intl Momentum Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Momentum Factor ETF	$15	0.30%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[29]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	0.58%	14.36%	7.43%	6.82%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI World ex USA Momentum Index	1.22	14.01	7.79	7.15

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,337,562,334
Holdings Count | Holding	305
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,337,562,334
Number of Portfolio Holdings	305
Portfolio Turnover Rate	73%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	34.2%
Industrials	18.0%
Health Care	11.0%
Information Technology	10.8%
Consumer Discretionary	5.7%
Communication Services	5.2%
Consumer Staples	4.8%
Materials	3.9%
Energy	2.5%
Utilities	2.5%
Real Estate	1.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	18.8%
Canada	18.2%
Germany	11.4%
Switzerland	9.4%
United Kingdom	9.2%
Australia	8.4%
France	3.8%
Italy	3.7%
Sweden	3.5%
Spain	3.4%
Other#	10.2%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000065072 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI All Country Asia ex Japan ETF
Class Name	iShares MSCI All Country Asia ex Japan ETF
Trading Symbol	AAXJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI All Country Asia ex Japan ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI All Country Asia ex Japan ETF	$35	0.69%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[30]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	2.12%	17.83%	2.65%	3.51%
MSCI Emerging Markets Index	1.50	14.75	3.04	3.76
MSCI AC Asia ex Japan Index	2.91	19.30	3.66	4.36

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,490,332,447
Holdings Count | Holding	946
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,490,332,447
Number of Portfolio Holdings	946
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	27.3%
Financials	21.8%
Consumer Discretionary	14.4%
Communication Services	10.4%
Industrials	7.3%
Consumer Staples	3.8%
Materials	3.7%
Health Care	3.5%
Energy	3.2%
Utilities	2.5%
Real Estate	2.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	31.9%
Taiwan	22.3%
India	21.0%
South Korea	10.7%
Hong Kong	4.6%
Singapore	4.1%
Indonesia	1.6%
Malaysia	1.6%
Thailand	1.6%
Philippines	0.6%
(a)	Excludes money market funds.

C000061364 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI ACWI ETF
Class Name	iShares MSCI ACWI ETF
Trading Symbol	ACWI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI ACWI ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI ETF	$17	0.32%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[31]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	7.20%	20.86%	11.04%	9.86%
MSCI All Country World Index	7.37	20.72	11.04	9.77

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 19,603,129,393
Holdings Count | Holding	2,300
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$19,603,129,393
Number of Portfolio Holdings	2,300
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	24.8%
Financials	17.2%
Consumer Discretionary	11.5%
Industrials	10.3%
Health Care	10.0%
Communication Services	8.6%
Consumer Staples	5.8%
Energy	3.8%
Materials	3.5%
Utilities	2.5%
Real Estate	2.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	66.5%
Japan	4.7%
United Kingdom	3.1%
China	2.7%
Canada	2.7%
France	2.4%
Switzerland	2.1%
Germany	2.0%
Taiwan	1.9%
India	1.8%
Other#	10.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000061363 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI ACWI ex U.S. ETF
Class Name	iShares MSCI ACWI ex U.S. ETF
Trading Symbol	ACWX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI ACWI ex U.S. ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI ex U.S. ETF	$16	0.32%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[32]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	0.98%	11.06%	5.28%	5.06%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,924,064,808
Holdings Count | Holding	1,775
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,924,064,808
Number of Portfolio Holdings	1,775
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	23.9%
Industrials	13.9%
Information Technology	13.5%
Consumer Discretionary	11.2%
Health Care	9.0%
Consumer Staples	6.7%
Materials	6.3%
Communication Services	6.0%
Energy	4.9%
Utilities	2.9%
Real Estate	1.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	14.1%
United Kingdom	9.4%
China	8.1%
Canada	8.0%
France	7.2%
Switzerland	6.2%
Germany	6.0%
Taiwan	5.7%
India	5.4%
Australia	4.6%
Other#	25.3%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000055846 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Kokusai ETF
Class Name	iShares MSCI Kokusai ETF
Trading Symbol	TOK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Kokusai ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Kokusai ETF	$13	0.25%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[33]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	8.54%	22.71%	12.83%	11.12%
MSCI All Country World Index	7.37	20.72	11.04	9.77
MSCI Kokusai Index	8.68	22.47	12.55	10.86

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 210,375,930
Holdings Count | Holding	1,211
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$210,375,930
Number of Portfolio Holdings	1,211
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	25.5%
Financials	16.5%
Consumer Discretionary	10.9%
Health Care	10.8%
Industrials	10.1%
Communication Services	8.6%
Consumer Staples	6.0%
Energy	3.9%
Materials	3.2%
Utilities	2.5%
Real Estate	2.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	77.8%
United Kingdom	3.7%
Canada	3.1%
France	2.8%
Switzerland	2.4%
Germany	2.4%
Australia	1.8%
Netherlands	1.1%
Sweden	0.9%
Italy	0.7%
Other#	3.3%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000052896 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE Small-Cap ETF
Class Name	iShares MSCI EAFE Small-Cap ETF
Trading Symbol	SCZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE Small-Cap ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Small-Cap ETF	$20	0.40%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[34]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(1.58)%	7.48%	3.38%	5.69%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI EAFE Small Cap Index	(0.86)	7.09	3.60	5.87

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 8,545,034,521
Holdings Count | Holding	2,070
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,545,034,521
Number of Portfolio Holdings	2,070
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	23.4%
Consumer Discretionary	13.3%
Financials	13.1%
Real Estate	11.0%
Information Technology	9.2%
Materials	9.1%
Health Care	5.7%
Consumer Staples	5.7%
Communication Services	4.2%
Energy	3.0%
Utilities	2.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	36.5%
United Kingdom	13.8%
Australia	10.0%
Sweden	5.5%
Switzerland	4.4%
Germany	3.7%
Israel	3.6%
France	3.5%
Italy	3.2%
Norway	2.2%
Other#	13.6%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000050168 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Europe Small-Cap ETF
Class Name	iShares MSCI Europe Small-Cap ETF
Trading Symbol	IEUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Europe Small-Cap ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Europe Small-Cap ETF	$20	0.41%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[35]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(4.23)%	6.41%	3.35%	5.81%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI Europe Small Cap Index	(3.56)	6.08	3.48	5.87

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 89,434,026
Holdings Count | Holding	866
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$89,434,026
Number of Portfolio Holdings	866
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	24.6%
Financials	17.3%
Consumer Discretionary	11.3%
Real Estate	9.3%
Information Technology	7.4%
Health Care	6.9%
Materials	6.9%
Communication Services	5.3%
Consumer Staples	4.4%
Energy	4.0%
Utilities	2.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	30.2%
Sweden	12.2%
Switzerland	9.7%
Germany	8.2%
France	7.7%
Italy	6.9%
Norway	4.9%
Denmark	4.1%
Spain	3.9%
Netherlands	3.0%
Other#	9.2%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000012201 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE Value ETF
Class Name	iShares MSCI EAFE Value ETF
Trading Symbol	EFV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE Value ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Value ETF	$16	0.32%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[36]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	0.89%	11.65%	6.78%	4.71%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI EAFE Value Index	1.54	11.15	6.92	4.86

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 20,147,852,993
Holdings Count | Holding	453
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$20,147,852,993
Number of Portfolio Holdings	453
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	33.3%
Industrials	11.5%
Consumer Staples	8.5%
Health Care	8.0%
Consumer Discretionary	7.8%
Materials	7.4%
Energy	6.8%
Communication Services	6.0%
Utilities	5.3%
Real Estate	3.6%
Information Technology	1.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	23.0%
United Kingdom	17.1%
France	10.5%
Germany	10.3%
Switzerland	9.4%
Australia	7.0%
Italy	4.3%
Spain	3.8%
Netherlands	2.9%
Sweden	2.6%
Other#	9.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000012200 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE Growth ETF
Class Name	iShares MSCI EAFE Growth ETF
Trading Symbol	EFG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE Growth ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Growth ETF	$17	0.34%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[37]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(0.81)%	6.51%	4.89%	5.96%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI EAFE Growth Index	0.03	6.31	5.22	6.27

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 16,117,711,638
Holdings Count | Holding	366
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$16,117,711,638
Number of Portfolio Holdings	366
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	23.8%
Health Care	17.5%
Information Technology	16.1%
Consumer Discretionary	14.7%
Financials	11.1%
Consumer Staples	7.3%
Materials	4.5%
Communication Services	3.8%
Utilities	0.8%
Real Estate	0.3%
Energy	0.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	21.8%
United Kingdom	12.6%
France	12.3%
Switzerland	10.2%
Germany	8.8%
Australia	7.6%
Netherlands	6.4%
Denmark	4.9%
Sweden	4.9%
Hong Kong	1.9%
Other#	8.6%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000012094 [Member]
Shareholder Report [Line Items]
Fund Name	iShares China Large-Cap ETF
Class Name	iShares China Large-Cap ETF
Trading Symbol	FXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares China Large-Cap ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares China Large-Cap ETF	$41	0.72%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.72%	[38]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	25.52%	49.30%	(2.33)%	(0.31)%
FTSE Emerging All Cap Index	3.35	16.39	4.66	4.68
FTSE China 50 Index	23.97	49.09	(1.77)	0.33

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 7,377,618,311
Holdings Count | Holding	53
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,377,618,311
Number of Portfolio Holdings	53
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	34.7%
Financials	29.7%
Communication Services	17.6%
Information Technology	6.0%
Energy	4.9%
Industrials	1.7%
Health Care	1.7%
Materials	1.5%
Real Estate	0.9%
Consumer Staples	0.9%
Utilities	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Alibaba Group Holding Ltd.	9.7%
Tencent Holdings Ltd.	8.7%
Meituan, Class B	7.9%
Xiaomi Corp., Class B	6.0%
China Construction Bank Corp., Class H	5.9%
Industrial & Commercial Bank of China Ltd., Class H	4.8%
JD.com Inc., Class A	4.7%
Bank of China Ltd., Class H	4.1%
Trip.com Group Ltd.	4.0%
BYD Co. Ltd., Class H	3.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Alibaba Group Holding Ltd.	9.7%
Tencent Holdings Ltd.	8.7%
Meituan, Class B	7.9%
Xiaomi Corp., Class B	6.0%
China Construction Bank Corp., Class H	5.9%
Industrial & Commercial Bank of China Ltd., Class H	4.8%
JD.com Inc., Class A	4.7%
Bank of China Ltd., Class H	4.1%
Trip.com Group Ltd.	4.0%
BYD Co. Ltd., Class H	3.8%
(a)	Excludes money market funds.

C000012081 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE ETF
Class Name	iShares MSCI EAFE ETF
Trading Symbol	EFA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI EAFE ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE ETF	$16	0.32%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[39]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	0.06%	9.04%	6.14%	5.60%
MSCI ACWI ex USA Index	1.52	10.89	5.50	5.23
MSCI EAFE Index	0.78	8.65	6.25	5.69

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 55,709,398,571
Holdings Count | Holding	731
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$55,709,398,571
Number of Portfolio Holdings	731
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.3%
Industrials	17.6%
Health Care	12.7%
Consumer Discretionary	11.2%
Information Technology	8.9%
Consumer Staples	7.9%
Materials	6.0%
Communication Services	4.9%
Energy	3.5%
Utilities	3.1%
Real Estate	1.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	22.4%
United Kingdom	14.9%
France	11.4%
Switzerland	9.8%
Germany	9.5%
Australia	7.3%
Netherlands	4.6%
Sweden	3.7%
Italy	2.9%
Spain	2.8%
Other#	10.7%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

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